DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
DISCONTINUED OPERATIONS
6. DISCONTINUED OPERATIONS

Amounts recorded in respect of discontinued operations in the six months ended June 30, 2015, relate to the results of Golden Ocean Group Limited, or Golden Ocean, and may be summarized as follows;

(in thousands of $)	2015
Operating revenues	18,083
Voyage expenses and commissions	(13,414)
Ship operating costs	(7,050)
Administrative expenses	(985)
Depreciation	(7,712)
Vessel impairment loss	(62,489)
Interest expense	(2,119)
Share of results from associated companies	(14,880)
Impairment loss on marketable securities	(40,556)
Gain on non-controlling interest	192
Other financial items	(76)
Net loss from discontinued operations	(131,006)
Net loss attributable to non-controlling interest	(30,305)
Net loss from discontinued operations after non-controlling interest	(100,701)

The vessel impairment loss in the six months ended June 30, 2015 relates to five vessels (KSL China, Battersea, Belgravia, Golden Future and Golden Zhejiang), which Golden Ocean agreed to sell to, and lease back, from Ship Finance. Impairment losses are taken when events or changes in circumstances occur such that future cash flows for an individual vessel will be less than its carrying value and not fully recoverable. In such instances an impairment charge is recognized if the estimate of the undiscounted cash flows expected to result from the use of the vessel and its eventual disposition is less than the vessel's carrying amount.